T. ROWE PRICE U.S. Large-Cap Core Fund
March 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 5.9%
Entertainment 2.1%
Electronic Arts  891,773 118,312
Netflix (1) 426,360 258,941
377,253
Interactive Media & Services 2.9%
Alphabet, Class C (1) 3,465,211 527,613
527,613
Wireless Telecommunication Services 0.9%
T-Mobile U.S.  1,038,184 169,452
169,452
Total Communication Services 1,074,318
CONSUMER DISCRETIONARY 10.6%
Broadline Retail 4.7%
Amazon.com (1) 4,750,077 856,819
856,819
Hotels, Restaurants & Leisure 3.4%
Airbnb, Class A (1) 862,446 142,269
Booking Holdings  44,031 159,739
Hilton Worldwide Holdings  731,893 156,120
McDonald's  562,054 158,471
616,599
Specialty Retail 2.5%
O'Reilly Automotive (1) 136,460 154,047
TJX  1,479,190 150,020
Tractor Supply  596,027 155,992
460,059
Total Consumer Discretionary 1,933,477
CONSUMER STAPLES 6.8%
Beverages 1.8%
Coca-Cola  3,370,345 206,198
Keurig Dr Pepper  3,910,666 119,940
326,138
Consumer Staples Distribution & Retail 1.8%
Target  865,826 153,433
Walmart  2,996,331 180,289
333,722

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products 0.9%
Mondelez International, Class A  2,372,707 166,089
166,089
Household Products 2.3%
Colgate-Palmolive  2,385,844 214,845
Procter & Gamble  1,266,081 205,422
420,267
Total Consumer Staples 1,246,216
ENERGY 6.0%
Energy Equipment & Services 2.6%
Halliburton  5,988,283 236,058
Schlumberger  4,529,346 248,254
484,312
Oil, Gas & Consumable Fuels 3.4%
Chesapeake Energy  1,652,160 146,761
ConocoPhillips  723,320 92,064
Diamondback Energy  958,751 189,996
EQT  5,536,870 205,252
634,073
Total Energy 1,118,385
FINANCIALS 13.0%
Banks 2.9%
Bank of America  5,574,043 211,367
JPMorgan Chase  1,651,187 330,733
542,100
Capital Markets 1.9%
Goldman Sachs Group  394,858 164,928
LPL Financial Holdings  676,455 178,720
343,648
Financial Services 3.4%
Global Payments  1,024,750 136,968
Visa, Class A  1,764,909 492,551
629,519
Insurance 4.8%
Allstate  938,706 162,406
Marsh & McLennan  800,233 164,832
MetLife  2,266,917 168,001
Progressive  1,204,986 249,215
Travelers  585,830 134,823
879,277
Total Financials 2,394,544

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 13.2%
Biotechnology 1.7%
AbbVie  968,050 176,282
Vertex Pharmaceuticals (1) 335,019 140,041
316,323
Health Care Equipment & Supplies 0.7%
STERIS  557,025 125,230
125,230
Health Care Providers & Services 5.3%
Cencora  1,003,525 243,846
Elevance Health  424,007 219,864
Molina Healthcare (1) 476,963 195,951
UnitedHealth Group  649,504 321,310
980,971
Life Sciences Tools & Services 2.9%
Agilent Technologies  1,087,030 158,174
Thermo Fisher Scientific  641,748 372,990
531,164
Pharmaceuticals 2.6%
Eli Lilly  346,101 269,253
Merck  1,604,119 211,663
480,916
Total Health Care 2,434,604
INDUSTRIALS & BUSINESS SERVICES 10.3%
Aerospace & Defense 1.3%
General Dynamics  841,597 237,743
237,743
Electrical Equipment 1.0%
AMETEK  1,033,962 189,112
189,112
Ground Transportation 2.2%
CSX  6,562,028 243,254
Old Dominion Freight Line  722,380 158,425
401,679
Industrial Conglomerates 0.9%
Honeywell International  801,064 164,418
164,418
Machinery 3.2%
Cummins  899,914 265,160
IDEX  604,491 147,508

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Westinghouse Air Brake Technologies  1,177,219 171,497
584,165
Professional Services 1.7%
Booz Allen Hamilton Holding  1,137,066 168,786
Broadridge Financial Solutions  724,307 148,382
317,168
Total Industrials & Business Services 1,894,285
INFORMATION TECHNOLOGY 29.1%
Electronic Equipment, Instruments & Components 2.1%
Amphenol, Class A  2,066,986 238,427
TE Connectivity  1,052,003 152,793
391,220
IT Services 0.8%
Accenture, Class A  423,375 146,746
146,746
Semiconductors & Semiconductor Equipment 12.7%
Analog Devices  1,041,431 205,984
Applied Materials  1,325,271 273,311
KLA  374,208 261,410
Micron Technology  1,957,797 230,805
NVIDIA  1,149,184 1,038,357
NXP Semiconductors  609,062 150,907
QUALCOMM  1,040,187 176,104
2,336,878
Software 9.6%
Cadence Design Systems (1) 474,850 147,811
Fortinet (1) 1,938,491 132,418
Microsoft  3,514,586 1,478,657
1,758,886
Technology Hardware, Storage & Peripherals 3.9%
Apple  4,227,776 724,979
724,979
Total Information Technology 5,358,709
MATERIALS 3.1%
Chemicals 1.0%
Linde  386,029 179,241
179,241
Construction Materials 0.7%
Martin Marietta Materials  208,290 127,878
127,878

T. ROWE PRICE U.S. Large-Cap Core Fund

Shares $ Value
(Cost and value in $000s)
‡
Containers & Packaging 0.5%
International Paper  2,502,748 97,657
97,657
Metals & Mining 0.9%
Southern Copper (2) 1,595,006 169,900
169,900
Total Materials 574,676
REAL ESTATE 0.8%
Specialized Real Estate Investment Trusts 0.8%
Public Storage, REIT  519,328 150,636
Total Real Estate 150,636
UTILITIES 0.8%
Electric Utilities 0.8%
Constellation Energy  845,786 156,344
Total Utilities 156,344
Total Common Stocks (Cost $13,569,468) 18,336,194
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 37,025,927 37,026
Total Short-Term Investments (Cost $37,026) 37,026
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39% (3)(4) 10,692,600 10,693
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 10,693
Total Securities Lending Collateral (Cost $10,693) 10,693
Total Investments in Securities 99.9%
(Cost $13,617,187) $ 18,383,913
Other Assets Less Liabilities 0.1% 19,425
Net Assets 100.0% $ 18,403,338

T. ROWE PRICE U.S. Large-Cap Core Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2024.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Large-Cap Core Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 802++
Totals $ —# $ — $ 802+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 103,747  ¤  ¤ $ 47,719
Total $ 47,719^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $802 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $47,719.

T. ROWE PRICE U.S. Large-Cap Core Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE U.S. Large-Cap Core Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE U.S. Large-Cap Core Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On March 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F190-054Q1 03/24